BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jan. 31, 2018	Nov. 13, 2017	Apr. 30, 2017	Jan. 24, 2017	Apr. 30, 2016	Apr. 30, 2015	May 09, 2014
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000		10,000,000	10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	490,000,000	490,000,000	490,000,000		240,000,000	240,000,000	240,000,000
Common stock, issued	161,250,000		83,000,000	30,000	80,000,000	80,000,000
Common stock, outstanding	158,050,000		83,000,000		80,000,000	80,000,000
Series A Preferred Stock [Member]
Preferred stock, authorized	10,000	10,000	10,000		10,000	10,000	10,000
Preferred stock, issued
Preferred stock, outstanding